Summary of Significant Accounting Policies - Intangible assets, net, Impairment of long lived assets and intangible assets with indefinite lives and Employee benefits (Details)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets	¥ 0		¥ 0		¥ 27,388
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income Extensible Enumeration not Disclosed Flag	true	true	true	true	true	true
Impairment of indefinite lived intangible assets	¥ 0		¥ 0		¥ 0
Employee benefits
Employee benefit expenses	¥ 1,682,610		¥ 1,092,499		¥ 482,536
Shares issued, value, share-based payment arrangement, forfeited | $		$ 0		$ 0		$ 0
Software and Patents | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	5 years	5 years
Software and Patents | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	10 years	10 years